Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lennar | Settlement of TSA Services Arrangement | Affiliated Entity
Related Party Transactions (Details) [Line Items]
Expenses from transactions with related party		$ 300,000	$ 3,900,000
Revenue from related parties			2,500,000
Lennar | Rent associated with shared spaces | Affiliated Entity
Related Party Transactions (Details) [Line Items]
Expenses from transactions with related party	$ 100,000	200,000	$ 200,000
Keystone Strategy, LLC | Consulting Agreement | Affiliated Entity
Related Party Transactions (Details) [Line Items]
Expenses from transactions with related party	300,000	$ 0
Accounts payable, related parties	$ 0
Doma Holding, Inc | Lennar
Related Party Transactions (Details) [Line Items]
Converted shares, percentage	25.40%